Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Office and electronic equipment	6,763	9,157	1,437
Vehicles	1,601	5,289	830
Purchased software	6,124	8,482	1,331
Leasehold improvements	12,982	18,060	2,834
	27,470	40,988	6,432
Accumulated depreciation	(11,876)	(20,345)	(3,193)
	15,594	20,643	3,239